SCHEDULE IV - Reinsurance	12 Months Ended
Dec. 31, 2017
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Text Block]
PartnerRe Ltd.
Reinsurance
For the years ended December 31, 2017, 2016 and 2015
(Expressed in thousands of U.S. dollars)

	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2017
Life reinsurance in force	$—	$15,136,473	$295,171,940	$280,035,467	105%
Premiums earned
Life	$—	$18,094	$944,752	$926,658	102%
Accident and health	105,634	37,150	341,681	410,165	83%
P&C	156,126	391,321	3,923,353	3,688,158	106%
Total premiums	$261,760	$446,565	$5,209,786	$5,024,981	104%

2016
Life reinsurance in force	$—	$1,930,291	$167,198,163	$165,267,872	101%
Premiums earned
Life	$—	$4,695	$778,754	$774,059	101%
Accident and health	89,623	46,568	300,145	343,200	87%
P&C	161,869	322,972	4,013,440	3,852,337	104%
Total premiums	$251,492	$374,235	$5,092,339	$4,969,596	102%

2015
Life reinsurance in force	$—	$2,189,254	$180,825,066	$178,635,812	101%
Premiums earned
Life	$—	$4,802	$873,854	$869,052	101%
Accident and health	89,535	57,978	308,904	340,461	91%
P&C	163,042	238,363	4,134,986	4,059,665	102%
Total premiums	$252,577	$301,143	$5,317,744	$5,269,178	101%